The Stellar Fund
Star Relative Value Fund
Star Market Capitalization Fund
Star Growth Equity Fund
Star Capital Appreciation Fund
Star International Equity Fund





January 20, 1999


Supplement to the Prospectus
dated March 31, 1998

We are pleased to inform you about a non-fundamental change in investment policy to the Star Capital Appreciation Fund indicated below. We also want to inform you that the address for the transfer agent has changed. All checks and correspondence should be sent to Firstar Mutual Fund Services, LLC at the address indicated below.

Please retain this Supplement with your Prospectus for future reference. The prospectus is amended as follows:

Page 37

Under the subheading "Investment Policies," the first sentence of the first paragraph is replaced by the following:
"The Fund's policy is to invest at least 50% of the value of its total assets in equity securities under normal market conditions."

Pages 61-65

The addresses for purchases, exchanges and redemptions by mail and by overnight courier delivery are as follows:

By Mail                                 Overnight Courier Delivery
Star Funds                              Star Funds
c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                            615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701         Milwaukee, Wisconsin  53202


NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the Funds.


When making purchases by wire, please call 1-800-677-FUND first and use the following instructions:

Firstar Bank, N.A.
Milwaukee, WI  53202
ABA #:  075000022
Credit:  Firstar Mutual Fund Services, LLC
Account #:  112-952-137
Further Credit: (name of fund)
                (name/title on the account)
                (account #)




The Stellar Insured Tax-Free Bond Fund
Star U.S. Government Income Fund
Star Strategic Income Fund


January 20, 1999


Supplement to the Prospectus
dated March 31, 1998

We are pleased to inform you about a non-fundamental change in investment policy to the Stellar Insured Tax-Free Bond Fund indicated below. We also want to inform you that the address for the transfer agent has changed.
All checks and correspondence should be sent to Firstar Mutual Fund Services, LLC at the address indicated below.

Please retain this Supplement with your Prospectus for future reference. The prospectus is amended as follows:

Page 4

Under the subheading "Investment Policies," delete the second sentence of the first paragraph.

Page 9

Add the following paragraph:

Zero Coupon Obligations.  The Fund may acquire zero coupon obligations.
Zero coupon obligations have greater price volatility than similar maturity coupon obligations and will not result in the payment of interest until maturity. The Fund will purchase such zero coupon obligations only if the likely relative greater price volatility of such zero coupon obligations is not inconsistent with the Fund's investment objective. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareowners and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund distribution obligations.


Pages 35-39

The addresses for purchases, exchanges and redemptions by mail and by overnight courier delivery are as follows:

By Mail                                  Overnight Courier Delivery
Star Funds                               Star Funds
c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin  53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the Funds.


When making purchases by wire, please call 1-800-677-FUND first and use the following instructions:

Firstar Bank, N.A.
Milwaukee, WI  53202
ABA #:  075000022
Credit:  Firstar Mutual Fund Services, LLC
Account #:  112-952-137
Further Credit: (name of fund)
                (name/title on the account)
                (account #)




Star Treasury Fund
Star Tax-Free Money Market Fund
Star Ohio Tax-Free Money Market Fund


January 20, 1999



Supplement to the Prospectus
dated March 31, 1998

We want to inform you that the address for the transfer agent has changed. All checks and correspondence should be sent to Firstar Mutual Fund Services, LLC at the address indicated below.

Please retain this Supplement with your Prospectus for future reference. The prospectus is amended as follows:


Pages 20-23

The addresses for purchases, exchanges and redemptions by mail and by overnight courier delivery are as follows:

By Mail                                 Overnight Courier Delivery
Star Funds                              Star Funds
c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                            615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701         Milwaukee, Wisconsin  53202




NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the Funds.


When making purchases by wire, please call 1-800-677-FUND first and use the following instructions:

Firstar Bank, N.A.
Milwaukee, WI  53202
ABA #:  075000022
Credit:  Firstar Mutual Fund Services, LLC
Account #:  112-952-137
Further Credit: (name of fund)
                (name/title on the account)
                (account #)